Loans Receivable, Net - Summary Of Accounts, Notes, Loans and Financing Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans receivable	¥ 1,842,784		¥ 1,354,358
Less: allowance for loan losses	(65,117)		(40,401)
Loans receivable, net	¥ 1,777,667	$ 278,955	¥ 1,313,957